Schedule of fair value and carrying value of the Company’s bank loans (Details)					1 Months Ended		12 Months Ended
		Dec. 10, 2025 $ / shares shares	Oct. 18, 2025 SGD ($) shares	Oct. 18, 2024 SGD ($) shares	Dec. 31, 2025 USD ($) shares	Nov. 30, 2025 shares	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Long-term investment	[1]				$ 3,025,119			$ 3,890,000	$ 1,000,000
Debt Instrument, Fair Value Disclosure					$ 207,882			$ 267,316	547,842
Evvo Labs Pte Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage			3.23%	3.23%	100.00%	100.00%		100.00%
Evvo Labs Pte Ltd [Member]
Property, Plant and Equipment [Line Items]
Investment | $			$ 1,000,000	$ 1,000,000
shares issued			20,588	20,588
unrealized gain in investments | $							$ 2,890,000
Evvo Labs Pte Ltd [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
shares issued		3,300,000
Evvo Labs Pte Ltd [Member] | IPO [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Stock price per share | $ / shares		$ 4
Evvo Labs Pte Ltd [Member] | IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Stock price per share | $ / shares		$ 5
Evvo Labs Pte Ltd [Member] | Common Class A [Member]
Property, Plant and Equipment [Line Items]
shares issued					1,001,199	1,001,199
Fair Value, Inputs, Level 1 [Member]
Property, Plant and Equipment [Line Items]
Long-term investment	[1]
Debt Instrument, Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member]
Property, Plant and Equipment [Line Items]
Long-term investment	[1]
Debt Instrument, Fair Value Disclosure					191,822			246,664	503,579
Fair Value, Inputs, Level 3 [Member]
Property, Plant and Equipment [Line Items]
Long-term investment	[1]				3,025,119			3,890,000	1,000,000
Debt Instrument, Fair Value Disclosure

[1]	On October 18, 2024, Orangekloud Technology Inc. (“ORKT” or the “Company”) announced the signing of an Investment Agreement with Evvo Labs Pte. Ltd (“Evvo Labs”), an established Cybersecurity company in Singapore, to invest S$1,000,000 for a 3.23% shareholding stake in Evvo Labs. The strategic investment would enable ORKT to leverage Evvo Labs’ cybersecurity capabilities to elevate ORKT’s offerings of digital transformation solutions, benefitting the Company’s end-user enterprise customers. Around November 11, 2024, 20,588 ordinary shares of Evvo Labs, representing approximately 3.23% of the total shareholding of Evvo Labs, were issued to Orangekloud Investments Pte Ltd.